Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Schedule of Debt Balances [Abstract]
Senior Secured Green Bonds	$ 166,122	$ 149,481
Senior Secured debt and promissory notes secured	32,312	13,486
Total debt	198,434	162,967	$ 118,787
Less current maturities	(198,434)		$ (118,787)
Long term debt, net of current maturities		162,967
Current Maturities	198,434
Less current debt discount	(892)
Current Maturities net of debt discount	197,542
Long-term maturities		162,967
Less long-term debt discount		(4,272)
Long-term maturities net of debt discount		$ 158,695